Summary of Significant Accounting Policies - Schedule of Fixed Assets (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Software And Website Development [Member]
Depreciable life of fixed assets	3 years
Residual value of fixed assets	$ 0
Machinery And Equipment [Member]
Depreciable life of fixed assets	5 years
Residual value of fixed assets	0
Furniture And Fixtures [Member]
Depreciable life of fixed assets	7 years
Residual value of fixed assets	$ 0